Share Capital (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | shares	22,692,002	21,659,002
Granted | shares	3,625,000	2,503,000
Exercised | shares	(625,000)	(225,000)
Expired | shares	(1,626,002)	(1,245,000)
Outstanding - end of period | shares	24,066,000	22,692,002
Weighted average exercise price outstanding at December 31, 2019	$ 0.91	$ 0.98
Granted	0.81	0.91
Exercised	0.71	0.67
Expired	1.01	2.06
Anti-dilution price adjustment	(0.12)
Weighted average exercise price outstanding at December 31, 2019	$ 0.77	$ 0.91